INCOME TAXES Components of Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Components of Income Tax Provision [Line Items]
Current income tax (benefit) expense				$ 1		$ (122)	[1]	$ 65
Deferred income tax expense	$ 26	$ 46		195	[2]	219	[3],[4]	77
Total income tax provision	$ 26	$ 47		196		97		$ 142
Net operating losses						$ 126
New Accounting Pronouncement, Early Adoption, Effect
Components of Income Tax Provision [Line Items]
Total income tax provision			$ (27)
Tax Cuts and Jobs Act of 2017 (TCJA)
Components of Income Tax Provision [Line Items]
Deferred income tax expense				$ 5

[1]	Amount for the year ended December 31, 2016 primarily relates to the cash benefit that resulted from the election of bonus depreciation as described in Note 5.
[2]	Amount for the year ended December 31, 2017 includes income tax expense of $5 million related to the net revaluation of federal and state deferred tax assets and liabilities at ITC Holdings as a result of the TCJA.
[3]	.
[4]	During the fourth quarter of 2016, we recognized total income tax benefits of $27 million for excess tax deductions for the year ended December 31, 2016 as a result of adopting the new accounting guidance associated with share-based payments.